Consolidated statement of comprehensive income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statement of comprehensive income / (loss)
Revenue	$ 22,852,263	$ 44,099,610	$ 25,563,945
Cost of sales	(18,741,277)	(43,581,963)	(31,349,979)
Gross income/(loss)	4,110,986	517,647	(5,786,034)
General and administrative expenses	(10,226,561)	(62,918,437)	(69,029,507)
Selling and marketing expenses	(93,431)	(17,520,448)	(12,190,989)
Provision for expected credit losses	(535,340)	(873,442)	(1,101,614)
Other income/ (expenses)	18,834,177	548,823	(807)
Operating profit / (loss)	12,089,831	(80,245,857)	(88,108,951)
Finance income	97,553	209,434	126,449
Loss on disposal of subsidiaries.	(8,285,250)
Change in fair value of financial liabilities	1,210,671	109,720,648	(44,330,400)
Change in fair value of deferred purchase price	727,134	31,844,346
Change In Fair Value Of Employee Share Compensation Schemes	(1,636,738)	36,155,857
Recapitalization cost		(139,609,424)
Impairment of financial assets		(10,000,880)
Impairment of assets		(46,381,441)
Finance cost	(129,355)	(3,666,643)	(1,494,693)
Profit / (loss) before tax from continuing operations	4,073,846	(101,973,960)	(133,807,595)
Income tax benefit	41,305	3,225,251	4,718,036
Profit / (loss) for the year from continuing operations	4,115,151	(98,748,709)	(129,089,559)
Discontinued operations
Loss for the year from discontinued operations	(1,058,675)	(24,830,739)	(12,399,838)
Profit / (loss) for the year	3,056,476	(123,579,448)	(141,489,397)
Attributable to:
Equity holders of the Parent Company	$ 3,056,476	(116,496,525)	(141,416,132)
Non-controlling interests		$ (7,082,923)	$ (73,265)
Profit / (loss) per share attributable to equity holders of the Parent Company
Basic	$ 0.45	$ (18.28)	$ (20.92)
Diluted	0.28	(18.28)	(20.92)
Profit / (loss) per share attributable to equity holders of the Parent Company for continuing operations
Basic	0.61	(14.61)	(19.10)
Diluted	$ 0.37	$ (14.61)	$ (19.10)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations, net of tax	$ (5,299,295)	$ (5,290,594)	$ (409,511)
Total comprehensive loss for the year	(2,242,819)	(128,870,042)	(141,898,908)
Attributable to:
Equity holders of the Parent Company	$ (2,242,819)	(121,787,119)	(141,825,643)
Non-controlling interests		$ (7,082,923)	$ (73,265)